SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Revenues	¥ 83,777,571	$ 12,508,368	¥ 47,938,575	¥ 65,760,651
Cost of revenue and related tax	64,352,834	9,608,167	40,723,547	46,154,255
Gross profit	19,424,737	2,900,201	7,215,028	19,606,396
Depreciation and amortization	3,339,868	498,657	3,150,789	1,609,700
Total capital expenditures	999,652		522,416	3,868,886
Goods transferred at a point in time
Revenues	74,222,033		46,549,014	25,093,924
Services rendered over time
Revenues	9,555,538		1,389,561	40,666,727
Automation product and software
Revenues	31,944,055	4,769,390	18,535,166	51,413,830
Cost of revenue and related tax	29,824,014		19,942,541	38,257,914
Gross profit	2,120,041		(1,407,375)	13,155,916
Depreciation and amortization	421,619		277,496	98,756
Total capital expenditures	14,823		26,761	85,975
Automation product and software | Goods transferred at a point in time
Revenues	31,944,055		18,535,166	10,871,301
Automation product and software | Services rendered over time
Revenues			0	40,542,529
Equipment and accessories
Revenues	17,159,381	2,561,973	15,791,623	14,222,623
Cost of revenue and related tax	10,479,615		11,264,971	7,683,662
Gross profit	6,679,766		4,526,652	6,538,961
Depreciation and amortization	814,960		851,612	683,522
Total capital expenditures	21,456		136,224	0
Equipment and accessories | Goods transferred at a point in time
Revenues	17,159,381		15,791,623	14,222,623
Equipment and accessories | Services rendered over time
Revenues			0	0
Oilfield environmental protection
Revenues	25,335,363	3,782,684	11,043,979	124,198
Cost of revenue and related tax	20,222,446		8,045,567	212,679
Gross profit	5,112,917		2,998,412	(88,481)
Depreciation and amortization	2,045,601		2,000,952	827,422
Total capital expenditures	768,795		315,944	3,782,911
Oilfield environmental protection | Goods transferred at a point in time
Revenues	15,779,825		9,654,418	0
Oilfield environmental protection | Services rendered over time
Revenues	9,555,538		1,389,561	124,198
Platform outsourcing services
Revenues	9,338,772	$ 1,394,321	2,567,807	0
Cost of revenue and related tax	3,826,759		1,470,468	0
Gross profit	5,512,013		1,097,339	0
Depreciation and amortization	57,688		20,729	0
Total capital expenditures	194,578		43,487	0
Platform outsourcing services | Goods transferred at a point in time
Revenues	9,338,772		2,567,807	0
Platform outsourcing services | Services rendered over time
Revenues	¥ 0		¥ 0	¥ 0